Financial Instrument Risk Management - Credit Default Swaps by Underlying Financial Instrument Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of external credit grades [line items]
Notional amount	$ 162,948	$ 157,035	$ 174,499
Fair value	162,854	156,900
Credit default swap contract
Disclosure of external credit grades [line items]
Notional amount	1,031	1,360
Fair value	20	16
Total single name credit default swap contracts | Credit default swap contract
Disclosure of external credit grades [line items]
Notional amount	1,031	1,360
Fair value	20	16
Total single name credit default swap contracts | AA | Credit default swap contract
Disclosure of external credit grades [line items]
Notional amount	0	20
Fair value	0	0
Total single name credit default swap contracts | A | Credit default swap contract
Disclosure of external credit grades [line items]
Notional amount	491	587
Fair value	5	4
Total single name credit default swap contracts | BB | Credit default swap contract
Disclosure of external credit grades [line items]
Notional amount	540	706
Fair value	15	5
Total single name credit default swap contracts | BBB | Credit default swap contract
Disclosure of external credit grades [line items]
Notional amount	0	47
Fair value	$ 0	$ 7